Note 4 - Business Combinations (Tables)	12 Months Ended
Dec. 31, 2014
Note 4 - Business Combinations (Tables) [Line Items]
Business Acquisition, Pro Forma Information [Table Text Block]
	2014	2013	2012
	( in thousands )
Revenue as reported	$404,418	$249,133	$619
Business Combinations:
SWD Facility	297	-	-
TIR Entities Acquisition	-	152,989	233,803
SBG Disposal Acquisition	-	814	-
SBG Acquisition	-	-	8,588
Moxie Acquisition	-	-	3,180
Pro-forma revenue	$404,715	$402,936	$246,190

Net income (loss) as reported	$(15,179)	$4,355	$(1,845)
Business Combinations:
SWD Facility	(213)	-	-
TIR Entities Acquisition	-	953	2,662
SBG Disposal Acquisition	-	127	-
SBG Acquisition	-	-	4,462
Moxie Acquisition	-	-	1,391
Pro-forma net income (loss)	$(15,392)	$5,435	$6,670

Salt Water Disposal Facility [Member]
Note 4 - Business Combinations (Tables) [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Fair Value
(in thousands)
Current assets	$50
Property and equipment	1,837
Intangible assets - contracts	241
Total value of assets acquired	2,128

Current liabilities assumed	386
Asset retirement obligation	1

Net assets acquired	$1,741

Tulsa Inspection Resources Entities [Member]
Note 4 - Business Combinations (Tables) [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Fair Value
(in thousands)
Cash	$10,108
Other working capital, net	33,990
Property and equipment	1,075
Intangible assets:
Trade names and trademarks	10,850
Inspector database	2,080
Customer relationships	21,380
Goodwill	40,638
Total value of assets acquired	120,121

Mezzanine debt	19,756
Factoring debt	36,748
Total liabilities assumed	56,504

Net assets acquired	$63,617

SBG Energy Services, LLC [Member]
Note 4 - Business Combinations (Tables) [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Fair Value
(in thousands)

Current assets	$35
Property and equipment	300
Intangible assets - customer relationships	150
Goodwill	971
Total assets acquired	1,456
Current liabilities	35
Net assets acquired	$1,421

Moxie and SBG Acquisition [Member]
Note 4 - Business Combinations (Tables) [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
	Moxie Acquisition	SBG Acquisition	Total
	( in thousands )
Fair value of net assets:
Current assets	$288	$2,947	$3,235
Property and equipment	16,634	30,017	46,651
Related-party notes receivable	—	438	438
Intangible assets	60	225	285
Goodwill	6,903	26,974	33,877
Total assets acquired	23,885	60,601	84,486
Current liabilities	—	500	500
Related-party notes payable	—	1,534	1,534
Contingent consideration due sellers	—	11,250	11,250
Asset retirement obligations	3	5	8
Total liabilities assumed	3	13,289	13,292
Total purchase price	$23,882	$47,312	$71,194